FINANCIAL RISK MANAGEMENT - Schedule of financial assets at carrying value and fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Convertible Bond | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	$ 138,422	$ 133,386
Fair value	138,422	133,386
Lease Liabilities | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	33,123	33,308
Fair value	33,123	33,308
Trade and other payables | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	72,528	54,465
Fair value	72,528	54,465
Financial Assets at Fair Value Through Profit or Loss | Cash and cash equivalents, including restricted cash
Disclosure of financial assets [line items]
Carrying value	63,269	208,654
Fair value	63,269	208,654
Financial Assets at Fair Value Through Profit or Loss | Marketable securities
Disclosure of financial assets [line items]
Carrying value	151,683	0
Fair value	151,746	0
Financial Assets at Fair Value Through Profit or Loss | Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	46,158	27,619
Fair value	$ 46,158	$ 27,619